UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Amount	General Obligation Bonds (53.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (4.7%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,705,991

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,514,702
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,217,103

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,238,546

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	711,930

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa3/NR/NR	1,848,036

	Hillsboro, Oregon
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	401,025
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	363,361

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,223,240

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,461,593

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,662,030
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,293,265

	Portland, Oregon Limited Tax, Improvement
730,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	742,790
890,000	4.000%, 06/01/24 Series A	Aa1/NR/NR	966,763

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	851,321

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,685,235
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,974,210

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,615,957

	Total City & County		26,477,098

	Community College (5.9%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,124,855
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,515,492
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,477,064

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24 (pre-refunded)	NR/AA+/NR	1,142,047
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,409,060
1,235,000	5.000%, 06/15/25 (pre-refunded)	NR/AA+/NR	1,378,606
1,540,000	5.000%, 06/15/26 (pre-refunded)	NR/AA+/NR	1,719,071

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured (pre-refunded)	Aa3/AA/NR	1,594,389
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,660,893

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,095,040

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,160,896

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,794,451

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,067,555

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,968,091

	Total Community College		33,107,510

	Higher Education (2.5%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,213,480
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,145,851

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,287,047
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,301,177

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,536,013

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	815,457
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,128,780
875,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/AA+/NR	877,966
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/NR	571,120
1,000,000	5.000%, 08/01/34 (pre-refunded)	Aa1/AA+/AA+	1,119,640
1,000,000	5.000%, 08/01/38 (pre-refunded)	Aa1/AA+/AA+	1,119,640

	Total Higher Education		14,116,171

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	572,099
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	414,772

	Total Housing		986,871

	School District (27.1%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,957,640
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,790,835
8,000,000	5.000%, 06/15/27 AGMC Insured Series B (pre-refunded)	Aa1/AA+/NR	8,657,360
9,250,000	5.000%, 06/15/29 AGMC Insured (pre-refunded)	Aa1/AA+/NR	10,010,073

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,143,370
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,113,138
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,032,866
2,000,000	4.500%, 06/15/30 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,145,100
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,245,700
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,178,110

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,137,630

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,103,858
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,289,665

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26 (pre-refunded)	Aa1/AA+/NR	1,270,062
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,231,675
2,850,000	5.000%, 06/15/27 (pre-refunded)	Aa1/AA+/NR	3,260,970
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,324,442
2,000,000	4.500%, 06/15/29 (pre-refunded)	Aa1/AA+/NR	2,250,040
1,965,000	5.000%, 06/15/30 (pre-refunded)	Aa1/AA+/NR	2,248,353
3,000,000	5.000%, 06/15/33 (pre-refunded)	Aa1/AA+/NR	3,432,600
500,000	5.000%, 06/15/34 (pre-refunded)	Aa1/AA+/NR	572,100

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,987,272

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,992,439
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,226,174

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,262
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	836,195
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	5,718,200

	Hood River County, Oregon School District Refunding
250,000	4.000%, 06/15/16	NR/AA+/NR	257,225

	Jackson County, Oregon School District #9 (Eagle Point)
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,512,785

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27 (pre-refunded)	Aa1/AA+/NR	1,103,900
2,000,000	4.750%, 12/15/29 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,185,540
1,000,000	5.000%, 06/15/33 (pre-refunded)	Aa1/AA+/NR	1,114,740

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,645,154

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,463,988

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,000,000
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,232,163
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,176,610
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,498,510

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,211,000
875,000	5.000%, 06/15/27	Aa1/AA+/NR	1,035,195
3,425,000	zero coupon, 06/15/29 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,930,433

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,563,771

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,501,605

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,972,981

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,334,461

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,747,995

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,912,873

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,003,396

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,644,898

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,182,130

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,529,934
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,115,726

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,029,785
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,538,809
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,867,456
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,616,260
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,526,620
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,154,536
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,433,165
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,116,340

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,686,013

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,304,015
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,487,984
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,459,889

	Total School Districts		152,334,014

	Special District (3.8%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,512,368

	Metro, Oregon
1,100,000	5.000%, 06/01/18 (pre-refunded)	Aaa/AAA/NR	1,189,683
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,333,280

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,188,806
1,000,000	4.250%, 06/01/24 (pre-refunded)	Aa1/AA/NR	1,114,320
2,525,000	5.000%, 06/01/24	Aa1/NR/NR	3,070,956
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,385,611

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,331,836
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,257,083

	Total Special District		21,383,943

	State of Oregon (8.7%)

	Oregon State
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	909,458

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,385,282
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	573,020

	Oregon State Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,401,802

	Oregon State Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	613,155
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,218,330
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,208,450

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,729,206
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,448,942
5,000,000	5.125%, 05/01/33††††	Aa2/AA/AA	5,585,350

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,031,220
2,660,000	5.000%, 11/01/23 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,821,568
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	3,123,879
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	1,564,592
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	4,115,671

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,190,062

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,538,980
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,316,925

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,294,193

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,578,530

	Total State of Oregon		48,648,615

	Water & Sewer (0.8%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,173,441

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,861,531

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,377,899

	Total Water & Sewer		4,412,871

	Total General Obligation Bonds		301,467,093

	Revenue Bonds (44.8%)

	City & County (3.1%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,582,670

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	641,970

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,299,741
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,935,373

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,064,190

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,879,040
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,121,135

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,052,170

	Total City & County		17,576,289

	Electric (1.9%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,213,715

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,305,460

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,827,188

	Total Electric		10,346,363

	Higher Education (6.0%)

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,715,000	5.500%, 03/01/37	NR/NR/NR*	5,875,363

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,161,600
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,415,620

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005 (pre-refunded)	Baa1/NR/NR	2,862,319
1,180,000	5.000%, 10/01/22 Series A†††	Baa1/NR/NR	1,345,495
1,000,000	5.000%, 10/01/23 Series A†††	Baa1/NR/NR	1,140,160
2,115,000	5.000%, 10/01/25 Series A 2005 (pre-refunded)	Baa1/NR/NR	2,139,153
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,338,608

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,707,195

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32 (pre-refunded)	NR/BBB+/NR	3,326,490

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,073,520
2,500,000	5.000%, 10/01/32	NR/A/NR	2,685,350

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,638,800

	Total Higher Education		33,709,673

	Hospital (9.9%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,201,120
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,479,548

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,190,070

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/AA-/AA-	9,473,888
2,000,000	5.000%, 07/01/23 Series A	A1/AA-/AA-	2,342,440
4,500,000	5.750%, 07/01/39 Series A	A1/AA-/AA-	5,205,150

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/AA-/NR	2,117,080
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,268,080
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,109,750
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,106,250

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,656,570
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,202,340
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,688,796
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,955,060
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,142,280

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,244,840
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,119,828

	Total Hospital		55,503,090

	Housing (0.7%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,347,820

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,529,904

	State of Oregon Housing and Community Services
545,000	4.650%, 07/01/25	Aa2/NR/NR	545,540
600,000	5.350%, 07/01/30	Aa2/NR/NR	623,304

	Total Housing		4,046,568

	Lottery (4.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,196,512
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	2,028,193
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,763,625
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,198,540
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,644,460
3,000,000	5.000%, 04/01/27 AGMC Insured (pre-refunded)	Aa2/AAA/A+	3,221,640
6,285,000	5.250%, 04/01/26 (pre-refunded)	NR/NR/NR*	7,480,407
2,500,000	5.000%, 04/01/29 (pre-refunded)	Aa2/AAA/NR	2,845,050

	Total Lottery		23,378,427

	Transportation (7.1%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	802,140

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/NR	2,126,846
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,308,840
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,878,475
2,000,000	4.625%, 11/15/25 Series A (pre-refunded)	Aa1/AAA/NR	2,252,640
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,250,912
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,191,640
3,540,000	4.625%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/NR	3,743,373
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,483,280
2,155,000	5.000%, 11/15/28 Series A (pre-refunded)	Aa1/AAA/NR	2,289,752

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,930,976
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,977,188
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,413,760

	Total Transportation		39,649,822

	Water and Sewer (11.9%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA/NR	1,087,576

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,100,780

	Klamath Falls, Oregon Water
890,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	909,811

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,820,625

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	773,039

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,416,445
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,389,980

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,474,450

	Portland, Oregon Sewer System
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,610,026
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA-/NR	4,582,519
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA-/NR	4,807,561
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA-/NR	1,670,359

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,815,018

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,358,908

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,412,080

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,353,593

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,066,330

	Sunrise Water Authority, Oregon
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc. (pre-refunded)	NR/NR/NR*	1,007,390

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,272,617
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,008,950

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA+/NR	2,261,842
4,000,000	5.000%, 10/01/28	Aa2/AA+/NR	4,561,840

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA+/NR	1,125,342
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA+/NR	1,660,185
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA+/NR	3,086,778
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA+/NR	2,914,421

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,259,517

	Total Water and Sewer		66,807,982

	Total Revenue Bonds		251,018,214

	Total Investments (cost $522,167,307-note b)	98.5%	552,485,307
	Other assets less liabilities	1.5	8,225,289
	Net Assets	100.0%	$560,710,596

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	8.1%
Pre-refunded bonds ††	20.0
Aa of Moody's or AA of S&P or Fitch	58.0
A of Moody's or S&P or Fitch	9.2
Baa of Moody's or BBB of S&P	3.2
Not Rated*	1.5
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Trust's delayed delivery or when-issued commitments.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $521,891,696 amounted to $30,593,611, which consisted of aggregate gross unrealized appreciation of $31,749,205 and aggregate gross unrealized depreciation of $1,155,594.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	552,485,307
Level 3 – Significant Unobservable Inputs	-
Total	$552,485,307

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2015